CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (USD $) In Thousands, unless otherwise specified	Total USD ($)	Predecessor [Member] USD ($)	Predecessor [Member] Additional Paid in Capital [Member] USD ($)	Predecessor [Member] Accumulated Other Comprehensive Loss [Member] USD ($)	Predecessor [Member] Non-controlling Interests [Member] USD ($)	Successor [Member] USD ($)	Successor [Member] Preferred Stock [Member]	Successor [Member] Common Stock [Member] USD ($)	Successor [Member] Additional Paid in Capital [Member] USD ($)	Successor [Member] Accumulated Other Comprehensive Loss [Member] USD ($)	Successor [Member] Distributions in Excess of Accumulated Loss [Member] USD ($)	Successor [Member] Non-controlling Interests [Member] USD ($)
Beginning balance, value at Dec. 31, 2010		$ 1,957,818	$ 1,956,471	$ (5)	$ 1,352
Increase (Decrease) in Equity [Roll Forward]
Contributions		4,377	4,377
Distributions to stockholders		(36,725)	(36,725)
Other reclassification adjustment		2	2
Unrealized gain (loss) on marketable securities		20		20
Non-controlling interest		(28)			(28)
Net (loss) income		(47,727)	(47,843)		116
Ending balance, value at Jun. 27, 2011		1,877,737	1,876,282	15	1,440
Increase (Decrease) in Equity [Roll Forward]
Issuance of preferred stock, shares							0
Issuance of preferred stock, value	2,500								2,500
Issuance of common stock, shares								182,242
Issuance of common stock, value	1,739,927							1,822	1,738,105
Compensation expense relating to Class B Units	1,070								809			261
Unrealized gain (loss) on marketable securities	44									44
Preferred stock dividends	(137)										(137)
Issuance of non-controlling interests in subsidiary	561,549											561,549
Net (loss) income	152,477										115,351	37,126
Ending balance, value at Dec. 31, 2011	2,457,430					2,457,430		1,822	1,741,414	44	115,214	598,936
Beginning balance, shares at Dec. 31, 2011							0	182,242
Increase (Decrease) in Equity [Roll Forward]
Distributions to stockholders						(18,910)					(18,910)
Distributions to non-controlling interests	(6,200)					(6,203)						(6,203)
Compensation expense relating to Class B Units						6,420			4,857			1,563
Unrealized gain (loss) on marketable securities						(83)				(83)
Preferred stock dividends						(296)					(296)
Net (loss) income						(162,004)					(122,567)	(39,437)
Ending balance, value at Dec. 31, 2012						2,276,354		1,822	1,746,271	(39)	(26,559)	554,859
Ending balance, shares at Dec. 31, 2012							0	182,242
Increase (Decrease) in Equity [Roll Forward]
Distributions to stockholders						(47,280)					(47,280)
Issuance of stock									(186,935)			186,935
Distributions to non-controlling interests	(25,200)					(25,219)
Acquired Properties						317,556						317,556
Compensation expense relating to Class B Units						36,395			27,487			8,908
Proceeds from issuance initial public offering, shares								47,438
Proceeds from issuance initial public offering, value						893,860		475	893,385
Redemption of preferred stock, shares							0
Redemption of preferred stock, value						(1,250)			(1,250)
Credit swap liability						(6,795)				(6,795)
Unrealized gain (loss) on marketable securities						22				22
Preferred stock dividends						(313)					(162)	(151)
Declared but unpaid dividends						(38,639)					(29,172)	(9,467)
Reallocation of non-controlling interest in the OP and BPG Sub.									64,732			(64,732)
Net (loss) income						(120,171)					(93,534)	(26,637)
Ending balance, value at Dec. 31, 2013						$ 3,284,520		$ 2,297	$ 2,543,690	$ (6,812)	$ (196,707)	$ 942,052
Beginning balance, shares at Dec. 31, 2013							0	229,680